Debt And Credit Facilities (Details) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended						12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($) $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Nov. 30, 2017	Jun. 30, 2017 CAD ($)	Feb. 05, 2016	Feb. 04, 2016
Disclosure of detailed information about borrowings [line items]
Commercial papers issued									$ 3,231.0	$ 2,136.0
Interest rate on notes	5.40%		5.50%						5.40%	5.50%
Finance leases									$ 1,260.0	$ 1,319.0
Deferred financing costs									(41.0)	(44.0)
Longterm borrowings net of deferred financing costs									14,119.0	13,443.0
Current portion of longterm debt
Current finance leases									(38.0)	(71.0)
Long - term debt									(191.0)
Current portion of long-term debt									(229.0)	(71.0)
Long-term Debt									$ 13,890.0	13,372.0
Additional information
Long-term debt repaid							$ 186.0	$ 3,283.0
Loss on extinguishment of long-term debt							$ 3.0	113.0
Realized Gain on Foreign Currency Hedges								$ 62.0
Minimum
Additional information
Finance lease interest rate	2.9								2.9
Maximum
Additional information
Finance lease interest rate	16.5								16.5
Commercial paper
Disclosure of detailed information about borrowings [line items]
Commercial papers issued									$ 3,231.0	$ 2,136.0
Commercial paper | Maximum
Disclosure of detailed information about borrowings [line items]
Commercial paper authorized to be issued									$ 5,000.0
Commercial paper term							365 days
Commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	2.88%		1.56%						2.88%	1.56%
Fixed Term Notes
Disclosure of detailed information about borrowings [line items]
total unsecured long term debt									$ 12,900.0	$ 12,168.0
Notes 6.05 Percent Due 2018
Additional information
Long-term debt repaid			$ 600.0
Book value										771.0
Original borrowings maturity amount			614.0							788.0
Accrued interest			$ 3.0							4.0
Notes 6.10 Percent Due 2018
Additional information
Long-term debt repaid					$ 1,250.0
Book value												$ 1,700.0
Original borrowings maturity amount					1,344.0							1,830.0
Accrued interest					$ 31.0							$ 42.0
Loss on extinguishment of long-term debt						$ 25.0
Loss on debt extinguishment, net of tax						10.0
Realized Gain on Foreign Currency Hedges						$ 62.0
5.80% Series 4 Medium Term Notes, due 2018
Additional information
Long-term debt repaid				$ 700.0
Original borrowings maturity amount										715.0
Accrued interest										$ 3.0
Loss on extinguishment of long-term debt				26.0
Loss on debt extinguishment, net of tax				$ 18.0
Notes 7.75 Percent Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	7.75%		7.75%						7.75%	7.75%
total unsecured long term debt									$ 191.0	$ 288.0
Additional information
Long-term debt repaid	$ 83.0
Book value									109.0
Original borrowings maturity amount	88.0								116.0
Accrued interest	$ 3.0								$ 4.0
Loss on extinguishment of long-term debt		$ 3.0
Loss on debt extinguishment, net of tax		$ 2.0
3.10% Series 5 Medium Term Notes, due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	3.10%		3.10%						3.10%	3.10%
total unsecured long term debt									$ 749.0	$ 749.0
Debentures 9.25 Percent Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	9.25%		9.25%						9.25%	9.25%
total unsecured long term debt	$ 300.0		$ 300.0						$ 431.0	$ 406.0
Notes 9.40 Percent Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	9.40%		9.40%						9.40%	9.40%
total unsecured long term debt									$ 315.0	$ 298.0
Additional information
Revised debt coupon rate following ratings downgrade by Moodys													9.40%	7.90%
Notes 4.50 Percent Due 2022
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	4.50%		4.50%						4.50%	4.50%
total unsecured long term debt									$ 234.0	$ 212.0
Notes 3.60 Percent Due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	3.60%		3.60%						3.60%	3.60%
total unsecured long term debt	$ 750.0		$ 750.0						$ 1,020.0	$ 936.0
3.00% Series 5 Medium Term Notes, due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	3.00%		3.00%						3.00%	3.00%
total unsecured long term debt									$ 698.0	$ 698.0
Debentures 7.875 Percent Due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	7.875%		7.875%						7.875%	7.875%
total unsecured long term debt	$ 275.0		$ 275.0						$ 393.0	$ 365.0
Notes 8.20 Percent Due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	8.20%		8.20%						8.20%	8.20%
total unsecured long term debt									$ 87.0	$ 81.0
Debentures 7.00 Percent Due 2028
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	7.00%		7.00%						7.00%	7.00%
total unsecured long term debt	$ 250.0		$ 250.0						$ 346.0	$ 319.0
Notes 7.15 Percent Due 2032
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	7.15%		7.15%						7.15%	7.15%
total unsecured long term debt	$ 500.0		$ 500.0						$ 681.0	$ 626.0
Notes 5.35 Percent Due 2033
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	5.35%		5.35%						5.35%	5.35%
total unsecured long term debt	$ 300.0		$ 300.0						$ 379.0	$ 344.0
Notes 5.95 Percent Due 2034
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	5.95%		5.95%						5.95%	5.95%
total unsecured long term debt	$ 500.0		$ 500.0						$ 680.0	$ 625.0
Notes 5.95 Percent Due 2035
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	5.95%		5.95%						5.95%	5.95%
total unsecured long term debt	$ 600.0		$ 600.0						$ 786.0	$ 718.0
5.39% Series 4 Medium Term Notes, due 2037
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	5.39%		5.39%						5.39%	5.39%
total unsecured long term debt									$ 599.0	$ 599.0
Notes 6.50 Percent Due 2038
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	6.50%		6.50%						6.50%	6.50%
total unsecured long term debt	$ 1,150.0		$ 1,150.0						$ 1,565.0	$ 1,439.0
Notes 6.80 Percent Due 2038
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	6.80%		6.80%						6.80%	6.80%
total unsecured long term debt	$ 900.0		$ 900.0						$ 1,249.0	$ 1,151.0
Notes 6.85 Percent Due 2039
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	6.85%		6.85%						6.85%	6.85%
total unsecured long term debt	$ 750.0		$ 750.0						$ 1,021.0	$ 938.0
Notes 6.00 Percent Due 2042
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	6.00%		6.00%						6.00%	6.00%
total unsecured long term debt									$ 158.0	$ 140.0
Notes 4.00 Percent Due 2047
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	4.00%		4.00%						4.00%	4.00%
total unsecured long term debt									$ 1,018.0	$ 936.0
Additional information
Senior notes issued			$ 750.0
Debt instrument issue price | $ / shares				$ 99.498
Debt instrument effective yield percentage			4.029%							4.029%	4.029%
4.34% Series 5 Medium Term Notes, due 2046
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	4.34%		4.34%						4.34%	4.34%
total unsecured long term debt									$ 300.0	$ 300.0